Other Long-term Liabilities - Deferred Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Revenue [Line Items]
Deferred income	$ 205	$ 284	$ 321
Take-or-pay payments received	0	12
Decrease through performance obligation being satisfied, contract liabilities	(100)	(28)
Increase (decrease) through net exchange difference, deferred revenue liability	$ 21	$ (21)